Commitments - Contractual obligations (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Commitments
Purchase obligations	$ 6,991	$ 5,510
Purchase energy	2,945	3,567
Total minimum payments required	$ 9,936	$ 9,077